Income or loss on equity securities at fair value through other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income or loss on equity securities at fair value through other comprehensive income [Abstract]
Fair value at the date of disposal	₩ 69,969	₩ 45,074
Cumulative net profit at the time of disposal	₩ (38,380)	₩ (10,843)